BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
BORROWINGS [Abstract]
Schedule of Bank Borrowings

The Group's bank borrowings consisted of the following:

	December 31,
	2012	2013
Short-term bank borrowings	$49,748,800	$39,643,440
Long-term bank borrowings, current portion	69,006,400	50,049,843
Other short-term borrowing	1,524,560	29,177,574
Total borrowings, current	120,279,760	118,870,857
Long-term bank borrowings, non-current portion	187,520,880	134,870,287
Total	$307,800,640	$253,741,144

Schedule of Short-Term Borrowings

The Group's short-term bank borrowing consisted of the following:

	December 31,
	2012	2013
Short-term borrowing guaranteed by Daqo Group	$1,604,800	$28,080,770
Short-term borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	48,144,000	-
Short-term borrowing guaranteed by Daqo Group and a third party	-	11,562,670
Total	$49,748,800	$39,643,440

Schedule of Principal Maturities of Long-term Bank Borrowings	The principal maturities of these long-term bank borrowings as of December 31, 2013 are as follows:
December 31,	Amount
2014	$50,049,843
2015	77,056,937
2016	57,813,350
Total	$184,920,130